Convertible Notes and Notes Payable - Schedule of Convertible Notes and Notes Payable (Details) - USD ($)	Sep. 30, 2020	May 02, 2020	Mar. 31, 2020
Debt Principal		$ 38,665
Notes Payable [Member]
Total	$ 296,801		$ 76,350
Notes Payable [Member] | Related Party [Member]
Debt Principal	252,142		59,642
Interest	1,834		1,613
Total	253,976		61,255
Notes Payable [Member] | Third parties [Member]
Debt Principal	42,500		15,000
Unamortized Debt Discount
Interest	325		95
Total	42,825		15,095
Convertible Note Payable [Member]
Total	437,180		286,981
Convertible Note Payable [Member] | Related Party [Member]
Debt Principal
Interest
Total
Convertible Note Payable [Member] | Third parties [Member]
Debt Principal	632,941		280,000
Unamortized Debt Discount	(215,686)
Interest	19,925		6,981
Total	$ 437,180		$ 286,981